Accrued liabilities - Accrued liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Accrued liabilities [Line Items]
Accruals	€ 1,630	€ 1,887
- Salaries and wages
Accrued liabilities [Line Items]
Accruals	601	791
- Accrued holiday entitlements
Accrued liabilities [Line Items]
Accruals	95	96
- Other personnel-related costs
Accrued liabilities [Line Items]
Accruals	101	93
- Gas, water, electricity, rent and other
Accrued liabilities [Line Items]
Accruals	41	43
Communication and IT costs
Accrued liabilities [Line Items]
Accruals	55	61
Distribution costs
Accrued liabilities [Line Items]
Accruals	95	99
- Commission payable
Accrued liabilities [Line Items]
Accruals	16	12
- Advertising and marketing-related costs
Accrued liabilities [Line Items]
Accruals	120	133
- Other sales-related costs
Accrued liabilities [Line Items]
Accruals	15	20
Material-related costs
Accrued liabilities [Line Items]
Accruals	124	138
Interest-related accruals
Accrued liabilities [Line Items]
Accruals	83	76
Other accrued liabilities
Accrued liabilities [Line Items]
Accruals	€ 283	€ 324